Shareholder Report, Holdings (Details)	Apr. 30, 2026
PGIM INCOME BUILDER FUND - CLASS A
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM INCOME BUILDER FUND - CLASS A | Affiliated Mutual Fund - Fixed Income (5.1% represents investments purchased with collateral from securities on loan)
Holdings [Line Items]
Percent of Net Asset Value	31.40%
PGIM INCOME BUILDER FUND - CLASS A | Affiliated Exchange-Traded Fund - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
PGIM INCOME BUILDER FUND - CLASS A | Affiliated Mutual Fund - International Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
PGIM INCOME BUILDER FUND - CLASS A | Affiliated Mutual Fund - Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
PGIM INCOME BUILDER FUND - CLASS A | Affiliated Mutual Fund - Infrastructure [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
PGIM INCOME BUILDER FUND - CLASS A | Unaffiliated Exchange-Traded Fund - Hybrid Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
PGIM INCOME BUILDER FUND - CLASS A | Unaffiliated Exchange-Traded Fund - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PGIM INCOME BUILDER FUND - CLASS A | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM INCOME BUILDER FUND - CLASS A | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM INCOME BUILDER FUND - CLASS A | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM INCOME BUILDER FUND - CLASS A | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM INCOME BUILDER FUND - CLASS A | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM INCOME BUILDER FUND - CLASS A | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM INCOME BUILDER FUND - CLASS A | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM INCOME BUILDER FUND - CLASS A | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM INCOME BUILDER FUND - CLASS A | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM INCOME BUILDER FUND - CLASS A | Consumer Staples Distribution & Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM INCOME BUILDER FUND - CLASS A | Diversified Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM INCOME BUILDER FUND - CLASS A | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[1]
PGIM INCOME BUILDER FUND - CLASS A | Total before liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	105.40%
PGIM INCOME BUILDER FUND - CLASS A | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.40%)
PGIM Income Builder Fund - Class C
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Income Builder Fund - Class C | Affiliated Mutual Fund - Fixed Income (5.1% represents investments purchased with collateral from securities on loan)
Holdings [Line Items]
Percent of Net Asset Value	31.40%
PGIM Income Builder Fund - Class C | Affiliated Exchange-Traded Fund - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
PGIM Income Builder Fund - Class C | Affiliated Mutual Fund - International Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
PGIM Income Builder Fund - Class C | Affiliated Mutual Fund - Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
PGIM Income Builder Fund - Class C | Affiliated Mutual Fund - Infrastructure [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
PGIM Income Builder Fund - Class C | Unaffiliated Exchange-Traded Fund - Hybrid Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
PGIM Income Builder Fund - Class C | Unaffiliated Exchange-Traded Fund - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PGIM Income Builder Fund - Class C | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM Income Builder Fund - Class C | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM Income Builder Fund - Class C | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM Income Builder Fund - Class C | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Income Builder Fund - Class C | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Income Builder Fund - Class C | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Income Builder Fund - Class C | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Income Builder Fund - Class C | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Income Builder Fund - Class C | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Income Builder Fund - Class C | Consumer Staples Distribution & Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Income Builder Fund - Class C | Diversified Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Income Builder Fund - Class C | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[1]
PGIM Income Builder Fund - Class C | Total before liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	105.40%
PGIM Income Builder Fund - Class C | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.40%)
PGIM Income Builder Fund - Class R
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Income Builder Fund - Class R | Affiliated Mutual Fund - Fixed Income (5.1% represents investments purchased with collateral from securities on loan)
Holdings [Line Items]
Percent of Net Asset Value	31.40%
PGIM Income Builder Fund - Class R | Affiliated Exchange-Traded Fund - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
PGIM Income Builder Fund - Class R | Affiliated Mutual Fund - International Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
PGIM Income Builder Fund - Class R | Affiliated Mutual Fund - Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
PGIM Income Builder Fund - Class R | Affiliated Mutual Fund - Infrastructure [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
PGIM Income Builder Fund - Class R | Unaffiliated Exchange-Traded Fund - Hybrid Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
PGIM Income Builder Fund - Class R | Unaffiliated Exchange-Traded Fund - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PGIM Income Builder Fund - Class R | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM Income Builder Fund - Class R | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM Income Builder Fund - Class R | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM Income Builder Fund - Class R | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Income Builder Fund - Class R | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Income Builder Fund - Class R | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Income Builder Fund - Class R | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Income Builder Fund - Class R | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Income Builder Fund - Class R | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Income Builder Fund - Class R | Consumer Staples Distribution & Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Income Builder Fund - Class R | Diversified Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Income Builder Fund - Class R | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[1]
PGIM Income Builder Fund - Class R | Total before liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	105.40%
PGIM Income Builder Fund - Class R | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.40%)
PGIM Income Builder Fund - Class Z
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Income Builder Fund - Class Z | Affiliated Mutual Fund - Fixed Income (5.1% represents investments purchased with collateral from securities on loan)
Holdings [Line Items]
Percent of Net Asset Value	31.40%
PGIM Income Builder Fund - Class Z | Affiliated Exchange-Traded Fund - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
PGIM Income Builder Fund - Class Z | Affiliated Mutual Fund - International Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
PGIM Income Builder Fund - Class Z | Affiliated Mutual Fund - Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
PGIM Income Builder Fund - Class Z | Affiliated Mutual Fund - Infrastructure [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
PGIM Income Builder Fund - Class Z | Unaffiliated Exchange-Traded Fund - Hybrid Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
PGIM Income Builder Fund - Class Z | Unaffiliated Exchange-Traded Fund - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PGIM Income Builder Fund - Class Z | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM Income Builder Fund - Class Z | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM Income Builder Fund - Class Z | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM Income Builder Fund - Class Z | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Income Builder Fund - Class Z | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Income Builder Fund - Class Z | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Income Builder Fund - Class Z | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Income Builder Fund - Class Z | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Income Builder Fund - Class Z | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Income Builder Fund - Class Z | Consumer Staples Distribution & Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Income Builder Fund - Class Z | Diversified Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Income Builder Fund - Class Z | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[1]
PGIM Income Builder Fund - Class Z | Total before liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	105.40%
PGIM Income Builder Fund - Class Z | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.40%)
PGIM Income Builder Fund - Class R6
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Income Builder Fund - Class R6 | Affiliated Mutual Fund - Fixed Income (5.1% represents investments purchased with collateral from securities on loan)
Holdings [Line Items]
Percent of Net Asset Value	31.40%
PGIM Income Builder Fund - Class R6 | Affiliated Exchange-Traded Fund - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
PGIM Income Builder Fund - Class R6 | Affiliated Mutual Fund - International Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
PGIM Income Builder Fund - Class R6 | Affiliated Mutual Fund - Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
PGIM Income Builder Fund - Class R6 | Affiliated Mutual Fund - Infrastructure [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
PGIM Income Builder Fund - Class R6 | Unaffiliated Exchange-Traded Fund - Hybrid Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
PGIM Income Builder Fund - Class R6 | Unaffiliated Exchange-Traded Fund - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PGIM Income Builder Fund - Class R6 | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM Income Builder Fund - Class R6 | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM Income Builder Fund - Class R6 | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM Income Builder Fund - Class R6 | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Income Builder Fund - Class R6 | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Income Builder Fund - Class R6 | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Income Builder Fund - Class R6 | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Income Builder Fund - Class R6 | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Income Builder Fund - Class R6 | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Income Builder Fund - Class R6 | Consumer Staples Distribution & Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Income Builder Fund - Class R6 | Diversified Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Income Builder Fund - Class R6 | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[1]
PGIM Income Builder Fund - Class R6 | Total before liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	105.40%
PGIM Income Builder Fund - Class R6 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.40%)

[1]	Consists of Industries that each make up less than 0.5% of the Fund's net assets